Equity	12 Months Ended
Dec. 31, 2023
Disclosure of equity [abstract]
Equity
19. Equity
The following table shows the movement in the share capital:
(USD millions)	Jan 1, 2021	Movement in year	Dec 31, 2021	Movement in year	Dec 31, 2022	Movement in year	Dec 31, 2023

Share capital [1]	913	-12	901	-11	890	-65	825

Treasury shares	-53	5	-48	-44	-92	51	-41

Outstanding share capital	860	-7	853	-55	798	-14	784

 1  At December 31, 2023, the Novartis AG share capital consists of registered shares with a nominal value of CHF 0.49 each. Prior to the 2023 capital decrease (see Note 19.3), Novartis AG share capital at December 31, 2022 and 2021 consists of registered shares with a nominal value of CHF 0.50 each. No authorized and conditional capital exists.

The following table shows the movement in the shares:
		2023			2022			2021

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares

Balance at beginning of year		2 403.7	-284.1	2 119.6	2 434.4	-199.5	2 234.9	2 467.0	-210.2	2 256.8

Shares canceled for capital reduction [2]		-126.2	126.2		-30.7	30.7		-32.6	32.6

Shares acquired to be canceled [3]			-87.5	-87.5		-126.2	-126.2		-30.7	-30.7

Other share purchases [4]			-1.6	-1.6		-1.4	-1.4		-1.5	-1.5

Exercise of options and employee transactions [5]	19.9		2.8	2.8		1.9	1.9		0.6	0.6

Equity-based compensation [5]			10.4	10.4		10.4	10.4		9.6	9.6

Shares delivered to Alcon employees						0.0	0.0		0.1	0.1

Shares delivered to Sandoz employees			0.3	0.3

Total movements		-126.2	50.6	-75.6	-30.7	-84.6	-115.3	-32.6	10.7	-21.9

Balance at end of year		2 277.5	-233.5	2 044.0	2 403.7	-284.1	2 119.6	2 434.4	-199.5	2 234.9

[1] Approximately 93.8 million treasury shares (2022: 99.0 million; 2021: 102.5 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2019 Annual General Meeting (AGM) for transactions after February 28, 2019, until March 2, 2021. Transactions after March 2, 2021, were executed under the CHF 10 billion share buyback authority approved at the 2021 AGM and the additional CHF 10 billion authority approved at the 2022 AGM.

[4] Shares acquired from employees, which were previously granted to them under the respective equity-based participation plans
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

19.1) The amount available for distribution as a dividend to shareholders is based on the available distributable retained earnings of Novartis AG determined in accordance with the legal provisions of the Swiss Code of Obligations.
	2023	2022	2021

Dividend per share (in CHF)	3.20	3.10	3.00

Total dividend payment (in USD billion)	7.3	7.5	7.4

19.2) Treasury shares are initially recorded at fair value on their trade date, which is different from the settlement date, when the transaction is ultimately effected. Treasury shares are deducted from consolidated equity at their nominal per share value. Differences between the nominal amount and the transaction price on purchases or sales of treasury shares with third parties, or the value of services received for the shares allocated to employees as part of share-based compensation arrangements, are recorded in “Retained earnings” in the consolidated statement of changes in equity.
The following table summarizes the treasury shares movements:
		2023		2022		2021

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		-87.5	-8 369	-126.2	-10 787	-30.7	-2 775

Other share purchases [2]		-1.6	-148	-1.4	-123	-1.5	-145

Purchase of treasury shares		-89.1	-8 517	-127.6	-10 910	-32.2	-2 920

Exercise of options and employee transactions [3]	19.9	2.8	146	1.9	88	0.6	39

Equity-based compensation [4]		10.4	904	10.4	854	9.6	745

Shares delivered to Alcon employees				0.0	5	0.1	17

Shares delivered to Sandoz employees		0.3	30

Total		-75.6	-7 437	-115.3	-9 963	-21.9	-2 119

[1] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2019 Annual General Meeting (AGM) for transactions after February 28, 2019, until March 2, 2021. Transactions after March 2, 2021, were executed under the CHF 10 billion share buyback authority approved at the 2021 AGM and the additional CHF 10 billion authority approved at the 2022 AGM.

[2] Shares acquired from employees, which were previously granted to them under the respective equity-based participation plans
[3] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.

19.3) In 2023, in connection with the Distribution (spin-off) of Sandoz business, Novartis AG shareholders approved at the EGM held on September 15, 2023, a decrease in Novartis AG share capital in the amount of CHF 22.8 million (USD 17.1 million). The capital decrease resulted in a reduction of the nominal value of the Novartis AG shares by CHF 0.01 from CHF 0.50 per share to CHF 0.49 per share.
19.4) In December 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 15.0 billion share buyback. The arrangement was updated in July 2022, December 2022, and May 2023, and concluded in June 2023. Novartis was able to cancel this arrangement at any time but could have been subject to a 90-day waiting period. As of December 31, 2022, these waiting period conditions were not applicable and as a result, there was no requirement to record a liability under this arrangement as of December 31, 2022. The liability under this arrangement amounted to USD 2.8 billion as at December 31, 2021.
In June 2023, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase 11.7 million Novartis shares on the second trading line, which concluded in July 2023.
In July 2023, Novartis entered into a new irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its new up-to USD 15.0 billion share buyback. Novartis is able to cancel this arrangement but may be subject to a 90-day waiting period under certain conditions. As of December 31, 2023, these waiting period conditions were not applicable and as a result, there was no requirement to record a liability under this arrangement as of December 31, 2023.
In June 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares to mitigate dilution related to participation plans of employees. Novartis would have been able to cancel this arrangement at any time but would have been subject to a 90-day waiting period. This trading plan commitment was fully executed and expired in June 2021, and as a consequence, there was no liability related to this plan recognized as of December 31, 2021.
In November 2020, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 2.5 billion share buyback. Novartis would have been able to cancel this arrangement at any time, but would have been subject to a 90-day waiting period. This trading plan commitment was fully executed and expired in March 2021, and as a consequence, there was no liability related to this plan recognized as of December 31, 2021.
19.5) The impact of change in ownership of consolidated entities represents the excess of the amount paid to non-controlling interest over their carrying value and equity allocation to non-controlling interest due to change in ownership percentage.
19.6) Changes in non-controlling interests represent the impact on the non-controlling interest of transactions with minority shareholders, such as change in ownership percentage, dividend payments and other equity transactions.
19.7) Other movements include, for subsidiaries in hyperinflationary economies, the impact of the application of IAS 29 “Financial reporting in Hyperinflation Economies”. See Note 30 for additional disclosures.
19.8) Transaction costs in 2023 of USD 214 million, net of tax of USD 29 million, that are directly attributable to the Distribution (spin-off) of Sandoz business to Novartis AG shareholders and that would otherwise have been avoided, are recorded as a deduction from equity (retained earnings). See Note 1.
In 2021, transaction costs that were directly attributable to the distribution (spin-off) of Alcon Inc. to Novartis AG shareholders and that would otherwise have been avoided, were recorded to equity.
19.9) At December 31, 2022, the market maker held 3 million (2021: 3 million) written call options, originally issued as part of the share-based compensation for employees, that have not yet been exercised. The weighted average exercise price of these options at December 31, 2022, was USD 66.07 (2021: USD 61.45), and they had contractual lives of 10 years, with remaining lives less than one year (2021: two years). In the first quarter of 2023, the market maker exercised 3 million written call options and as a result there are no written call options outstanding at December 31, 2023.